Goodwill, Intangible Assets and Acquisitions	12 Months Ended
Dec. 31, 2022
Goodwill, Intangible Assets and Acquisitions
Goodwill, Intangible Assets and Acquisitions

6.Goodwill, Intangible Assets and Acquisitions

On October 31, 2020, the Group entered into a series of share purchase agreements with then existing shareholders of Shanghai Jiamian Information Technology Co., Ltd. or JM Tech, which provides online interactive entertainment services, to acquire the majority of JM Tech’s equity interest, with a total consideration of US$218.6 million. The Group also entered into a contingent payment arrangement and a contingent allocation arrangement over the JM Tech’s earnings with the founder and CEO of the company, both of which are subject to a service period through December 31, 2022 and certain performance conditions. The Group accounts for these arrangements as compensation expenses over the required service period when it is probable that the performance conditions will be met. The transaction is reflected in the Group’s consolidated financial statements from November 1, 2020. (Refer to Note 17 for further information) An independent valuation firm was engaged by the Group to help the management determine the fair value of assets and liabilities obtained from the transaction. The identifiable intangible assets acquired on acquisition date included launched games and games in development stage of US$124.2 million with estimated lives ranging from four to ten years. The intangible assets were measured at fair value upon acquisition primarily using valuation techniques under the income approach. Key assumptions and estimates used in determining the fair value of these intangible assets include cash flow forecasts, the revenue growth rates and the discount rate.

The consideration of the acquisition of JM Tech was allocated based on the fair value of the assets acquired and the liabilities assumed as follows:

As of October 31, 2020
(In US$ thousands)
Consideration	$218,590
Redeemable non-controlling interest (Note 17)	55,192
Non-controlling interest	16,133
Total	$289,915

Short-term investments acquired	$155,205
Other assets acquired	26,087
Identifiable intangible assets acquired	124,196
Goodwill	30,075
Liabilities assumed	(45,648)
Total	$289,915

JM Tech contributed US$11.5 million of revenues and US$7.2 million of net income to the Group in 2020. Since it did not have a material impact on the Group’s consolidated financial statements, pro forma disclosures have not been presented.

In the second quarter of 2021, the Group acquired another 51.2% equity interest of an investee operating a leading mobile photo and video application in China, Wuta application, in which the Group previously held 34.8% equity interest, with a cash consideration of US$39.5 million. The Group obtained the control and held 86% equity interest in the investee upon completion of the transaction on May 1, 2021. An independent valuation firm was engaged by the Group to help the management determine the fair value of assets and liabilities obtained from the transaction. The identifiable intangible assets acquired on the acquisition date included user base, domain names and operating system of US$16.5 million with estimated lives ranging from three to ten years. The intangible assets were measured at fair value upon acquisition primarily using the royalty savings method, multi-periods excess earning model and cost approach. Key assumptions and estimates used in determining the fair value of these intangible assets include cash flow forecasts, the revenue growth rates, the discount rate, the customer attrition rate and replacements costs.

The consideration of the acquisition of the company operating Wuta application was allocated based on the fair value of the assets acquired and the liabilities assumed as follows:

As of May 1, 2021
(In US$ thousands)
Consideration	$39,540
Fair value of previously held equity interest	26,875
Non-controlling interest	10,811
Total	$77,226

Cash and short-term investments acquired	$5,786
Other assets acquired	6,801
Identifiable intangible assets acquired	16,495
Goodwill	51,034
Liabilities assumed	(2,890)
Total	$77,226

In August 2021, the Group acquired an E-sports team and the related assets. An independent valuation firm was engaged by the Group to help the management determine the fair value of assets and liabilities obtained from the transaction. The identifiable intangible assets acquired on acquisition date included game related assets of US$19.3 million with estimated lives of ten years. The intangible assets were measured at fair value upon acquisition primarily using royalty savings method and multi-periods excess earning method. Key assumptions and estimates used in determining the fair value of these intangible assets include discount rate, terminal growth rate and royalty rate.

The consideration of the acquisition of the E-sports team and the related assets was allocated based on the fair value of the assets acquired and the liabilities assumed as follows:

As of August 1, 2021
(In US$ thousands)
Consideration	$30,953

Identifiable intangible assets acquired	$19,274
Goodwill	14,745
Liabilities assumed	(3,066)
Total	$30,953

On December 23, 2022, Weibo Hong Kong Limited, the Company’s wholly owned subsidiary, entered into certain agreement for the sale and purchase of 100% of the equity interest of Sina.com Technology (China) Co., Ltd., with SINA Hong Kong Limited, a wholly owned subsidiary of Sina Corporation, pursuant to which Weibo Hong Kong Limited agrees to purchase all equity interests in Sina.com Technology (China) Co., Ltd., a wholly-owned subsidiary of SINA Hong Kong Limited and the owner of SINA Plaza in Beijing, China, for an aggregate consideration of approximately US$218.4 million (RMB1.5 billion). The acquisition date was December 31, 2022 and the Group settled the payment for the consideration in the first quarter of 2023.

The Group involved an independent appraiser to assess the fair value of assets acquired and liabilities assumed from the transaction. As more than 90% of the fair value of the gross assets acquired by the Group is concentrated in the office building, SINA Plaza, and the land-use right related to the building, the acquisition is considered an asset acquisition. Furthermore, as the Group and SINA Hong Kong Limited are under the common control of SINA, the transaction is considered an asset acquisition under common control. According to ASC 805-50, for a transfer of assets between entities under common control, the acquirer entity shall initially measures the assets and liabilities transferred at their carrying values in the accounts of the transferring entity. Therefore, the carrying values of assets of US$340.5 million and liabilities of US$281.1 million of STC was recorded in the Group’s consolidated balance sheets, and the difference between consideration paid by the Group and net assets (carrying value) of STC of US$159.0 million was recognized in additional paid-in capital as a distribution on the acquisition date. The assets recognized in the consolidated balance sheets mainly included office building and related facilities of US$170.6 million and land use right (recorded in operating lease assets) of US$125.8 million.

The two acquisitions completed in 2021 individually contributed immaterial amounts to revenues and net income for 2021. Since they did not have a material impact on the Group’s consolidated financial statements, pro forma disclosures have not been presented. Apart from what have been disclosed above, there was no other acquisitions during the years ended December 31, 2020, 2021 and 2022, respectively.

The following sets forth the changes in the Group’s goodwill by segment:

	Advertising &	Value-added
	Marketing	services	Total

	(In US$ thousands)
Balance as of December 31, 2019	$28,989	$—	$28,989
Acquisition of JM Tech	—	30,075	30,075
Currency translation adjustment	1,910	738	2,648
Balance as of December 31, 2020	30,899	30,813	61,712
Acquisition of the company operating Wuta application	51,034	—	51,034
Acquisition of an E-sports team	—	14,745	14,745
Currency translation adjustment	1,813	1,101	2,914
Balance as of December 31, 2021	83,746	46,659	130,405
Currency translation adjustment	(6,585)	(3,669)	(10,254)
Balance as of December 31, 2022	$77,161	$42,990	$120,151

The Group performs at least annually a qualitative analysis on the goodwill arising from acquisitions taking into consideration the events and circumstances listed in ASC350 Intangibles — Goodwill and Other, including consideration of macroeconomic factors, industry and market conditions, share price of the Group, and overall financial performance, in addition to other entity-specific factors. For the years ended December 31, 2020, 2021 and 2022, no impairment indicator was noted by performing qualitative analysis, therefore, no provision was recorded. For the year ended December 31, 2022, the Group recognized an impairment charge of US$10.2 million for the intangible assets arising from certain acquisitions due to no more sustainable future revenues expected for the certain business.

The following table summarizes the Group’s intangible assets arising from acquisitions:

	As of December 31, 2021			As of December 31, 2022
		Accumulated			Accumulated
	Cost	Amortization	Net	Cost	Amortization	Net

	(In US$ thousands)			(In US$ thousands)
Game related	$150,371	$(16,649)	$133,722	$140,328	$(30,029)	$110,299
Technology	10,172	(5,494)	4,678	2,808	(2,596)	212
Trademark and Domain name	20,078	(4,458)	15,620	12,892	(4,280)	8,612
Supplier-relationship	10,538	(6,961)	3,577	—	—	—
Others	13,924	(4,591)	9,333	13,045	(7,096)	5,949
Total	$205,083	$(38,153)	$166,930	$169,073	$(44,001)	$125,072

The amortization expense for the years ended December 31, 2020, 2021 and 2022 was US$5.7 million, US$22.2 million and US$21.5 million, respectively. As of December 31, 2022, estimated amortization expenses for future periods are expected as follows:

Year Ended December 31,	(In US$ thousands)
2023	$19,026
2024	18,914
2025	15,049
2026	15,137
2027	14,852
Thereafter	41,878
Total expected amortization expense *	$124,856
*	The table above excludes US$0.2 million of indefinite-lived intangible assets which was included in the category of others.